Average Annual Total Returns (Vanguard FTSE Social Index Fund Participant)	Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Investor Shares 9/1/2013 - 8/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Investor Shares 9/1/2013 - 8/31/2014	FTSE4Good US Select Index Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Investor Shares 9/1/2013 - 8/31/2014	Spliced Social Index Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.84%	33.47%	37.19%	37.19%
Five Years	19.86%	18.86%	20.15%	20.15%
Ten Years	5.90%	8.09%	none	6.12%